FINANCIAL INSTRUMENTS - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Letters of credit outstanding, amount	CAD 110	CAD 115
Trade receivables, current percentage	96.00%	95.00%
Allowance account for credit losses of financial assets	CAD 1	CAD 1
Expense recognised during period for bad and doubtful debts	CAD 1	CAD 1
Risk management program, minimum fixed revenues as percentage of fixed natural gas supply costs commitment	50.00%